CULLEN FUNDS TRUST

Supplement dated May 1, 2013

to the

CULLEN HIGH DIVIDEND EQUITY FUND
CULLEN INTERNATIONAL HIGH DIVIDEND FUND
CULLEN SMALL CAP VALUE FUND
Retail Class, Class I, Class C, Class R1, and Class R2

CULLEN VALUE FUND
CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Retail Class, Class I and Class C

STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

Dated October 29, 2012

Notice of Change in CUSTODIAN AND FUND ADMINISTRATor

Effective May 1, 2013, State Street Bank & Trust (“SSB”) will serve as custodian for the Cullen Funds Trust (the “Trust”) and the Cullen High Dividend Equity Fund, the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund (the “Funds”). Accordingly, effective May 1, 2013, all references in the SAI to the custodian of the Trust and each Fund shall be deemed to refer to SSB.

Effective May 1, 2013, ALPS Fund Services, Inc. (“ALPS”) will provide accounting and administrative services to the Trust and each of the Funds. Accordingly, effective May 1, 2013, all references in the SAI to the administrator of the Trust and each Fund shall be deemed to refer to ALPS.

Further, effective May 1, 2013, the section titled, “Fund Administration” on page 35 of the SAI is replaced in its entirety to read as follows:

The administrator to the Funds is ALPS Fund Services, Inc. (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Pursuant to an Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) between ALPS and the Funds, ALPS provides fund administration, fund accounting, legal, tax and compliance services. ALPS is an affiliate of ALPS Distributors, the Funds’ principal underwriter.

Additionally, effective May 1, 2013, the sub-headings “Custodian, Fund Administrator and Fund Accountant” and “Transfer Agent” under the section titled “Service Providers” are replaced in their entirety to read as follows:

Custodian

State Street Bank & Trust, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as Custodian of each Fund’s cash and securities.

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the administrator, fund accountant, transfer agent, dividend paying agent, and shareholder servicing agent for each Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE